Business And Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) Business_Segments	Sep. 30, 2016 USD ($)	Apr. 01, 2016 USD ($)	Jul. 01, 2016 Reporting_Unit	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2014 USD ($) Reporting_Unit
Number of segments		4			5	4	4	4
Charges associated with doubtful accounts						$ 33.0	$ 25.0	$ 15.0
Net aggregate financing receivables						140.0	139.0
Payments of debt extinguishment costs	$ 188.0		$ 188.0			188.1	0.0	$ 0.0
New accounting pronouncement, effect of adoption, compensation-stock compensation		$ 26.0		$ 14.0		$ 30.0	$ 66.0
Foreign exchange forward
Derivative, term of contract						12 months
Operating-type lease arrangements
Noncancellation period (in years)						2 years